VOYA LETTERHEAD

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@voya.com

December 19, 2014

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B
Post-Effective Amendment No. 47 to Registration Statement on Form N-4
Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans
File Nos.: 033-75996* and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of Supplement to the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 17, 2014.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement Nos. 002-52448 and 033-88722 and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

Windsor Site One Orange Way, C2N Windsor, CT 06095-4774	Voya Services Company